CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Revenues:
Rental and other revenue from real estate properties	$ 90,945	$ 77,023	$ 61,725
Other income	3,319	72	88
Total revenues	94,264	77,095	61,813
Expenses:
Real estate operating expenses—including $1,950, $1,233 and $1,120 to related parties	43,262	38,609	32,984
Interest expense	23,878	19,297	16,434
Advisor's fees, related party	693	2,448	1,801
Property acquisition costs—including $2,221,$1,293 and $1,677 to related parties	3,852	1,885	2,542
General and administrative—including $1,020, $171 and $286 to related party	8,536	6,683	6,324
Provision for Federal tax	700	0	0
Depreciation	23,180	18,454	13,945
Total expenses	104,101	87,376	74,030
Total revenues less total expenses	(9,837)	(10,281)	(12,217)
Gain on sale of real estate	46,477	15,005	0
Gain on sale of partnership interest	386	0	0
Loss on extinguishment of debt	(4,547)	0	0
Income (loss) from continuing operations	32,479	4,724	(12,217)
Discontinued operations:
Loss from discontinued operations—including $214 to related party in 2014	(2,788)	(6,329)	(3,949)
Gain on sale of partnership interest	15,467	0	0
Income (loss) from discontinued operations	12,679	(6,329)	(3,949)
Net income (loss)	45,158	(1,605)	(16,166)
(Income) loss attributable to non-controlling interests	(13,869)	(783)	6,712
Net income (loss) attributable to common shareholders	$ 31,289	$ (2,388)	$ (9,454)
Basic and diluted per share amounts attributable to common shareholders:
Income (loss) from continuing operations (in dollars per share)	$ 1.21	$ (0.02)	$ (0.81)
Income (loss) from discontinued operations (in dollars per share)	1.02	(0.15)	0.15
Basic and diluted earnings (loss) per share (in dollars per share)	$ 2.23	$ (0.17)	$ (0.66)
Amounts attributable to BRT Realty Trust:
Income (loss) from continuing operations	$ 16,950	$ (246)	$ (11,550)
Income (loss) from discontinued operations	14,339	(2,142)	2,096
Net income (loss) attributable to common shareholders	$ 31,289	$ (2,388)	$ (9,454)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	14,017,279	14,133,352	14,265,589